UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                                --------------

Check here if Amendment [  ]: Amendment Number:
                                                ---------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Harbinger Holdings, LLC
Address:          450 Park Avenue, 30th Floor
                  New York, NY 10022


Form 13F File Number:  028-13483
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Philip Falcone
Title:            Managing Member
Phone:            212-339-5888

Signature, Place and Date of Signing:


     /s/ Philip Falcone              New York, New York          May 15, 2012
-----------------------------      ----------------------     -----------------
            [Signature]                   [City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                 3
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Form 13F Information Table Entry Total:                           17
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Form 13F Information Table Value Total:                       $1,865,330
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                                                            (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number  Name

1   028-13482             Harbinger Capital Partners LLC
2   028-12357             Harbinger Capital Partners Special Situations GP, LLC
3   028-14560             Harbinger Group Inc.


                                                        HARBINGER HOLDINGS, LLC
                                                      FORM 13F INFORMATION TABLE
                                                     QUARTER ENDED MARCH 31, 2012

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                                                           VALUE      SHRS OR    SH/  PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
                                                          -------     -------    ---  ---- ----------  --------  -------------------
       NAME OF ISSUER         TITLE OF CLASS      CUSIP   (x$1000)    PRN AMT    PRN  CALL DISCRETION  MANAGERS  SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ALPHA NATURAL RESOURCES INC   COM               02076X102      4,512     296,667  SH         DEFINED      1         296,667
CALPINE CORP                  COM NEW           131347304     11,631     675,817  SH         DEFINED      1         675,817
CLIFFS NATURAL RESOURCES INC  COM               18683K101     31,167     450,000  SH         DEFINED      1         450,000
CROSSTEX ENERGY INC           COM               22765Y104     98,980   7,000,000  SH         DEFINED      3       7,000,000
EXCO RESOURCES INC            COM               269279402     23,205   3,500,000  SH         DEFINED      3       3,500,000
GENERAL MOLY INC              COM               370373102      4,685   1,398,475  SH         DEFINED      3       1,398,475
GENON ENERGY INC              COM               37244E107      3,512   1,688,449  SH         DEFINED      1       1,688,449
GENON ENERGY INC              COM               37244E107        590     283,500  SH         DEFINED      2         283,500
HARBINGER GROUP INC           COM               41146A106    496,928  95,932,069  SH         DEFINED      1      95,932,069
HARBINGER GROUP INC           COM               41146A106    111,335  21,493,161  SH         DEFINED      2      21,493,161
NORTH AMERN ENERGY PARTNERS   COM               656844107     34,458   7,032,322  SH         DEFINED      3       7,032,322
OWENS CORNING NEW             *W EXP 10/31/201  690742127      1,183     475,000  SH         DEFINED      1         475,000
PRESIDENTIAL LIFE CORP        COM               740884101      6,239     545,848  SH         DEFINED      3         545,848
SOLUTIA INC                   *W EXP 02/27/201  834376147         13      57,928  SH         DEFINED      1          57,928
SPECTRUM BRANDS HLDGS INC     COM               84763R101      2,765      79,100  SH         DEFINED      1          79,100
SPECTRUM BRANDS HLDGS INC     COM               84763R101  1,030,593  29,479,208  SH         DEFINED      3      29,479,208
SPECTRUM BRANDS HLDGS INC     COM               84763R101      3,534     101,089  SH         DEFINED      2         101,089
